January 30, 2026

Via Edgar Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Collaborative Investment Series Trust, File Nos. 811-23306 and 333-221072

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Collaborative Investment Series Trust (the “Trust”), on behalf of the Adaptive Core ETF, Goose Hollow Tactical Allocation ETF, Mindful Conservative ETF, Mohr Company NAV ETF, Mohr Sector NAV ETF, Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Rareview Dynamic Fixed Income ETF, Rareview Systematic Equity ETF, Rareview Tax Advantaged Income ETF, Rareview Total Return Bond ETF, and The SPAC and New Issue ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 167 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 26, 2026 (Accession No. 0001999371-26-001705).

If you have any questions, please contact the undersigned at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla